Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2023
Statutory and other information
Schedule of auditor's remuneration

	2023	2022	2021
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	10.2	9.9	10.5
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	15.0	15.1	15.2
Attestation under s404 of Sarbanes-Oxley Act 2002	3.3	3.1	2.0
Audit-related assurance services	1.1	0.7	4.5
Other assurance services	0.2	0.2	3.4
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.3	0.3	0.3
	30.1	29.3	35.9

Schedule of key management personnel compensation

	2023	2022	2021
	$’000	$’000	$’000
Short-term employee benefits	38,636	38,632	32,985
Post-employment benefits	1,354	1,388	1,378
Share-based payments	58,242	56,297	45,234
	98,232	96,317	79,597